CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (7,142)	$ (12,877)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation and Common Stock to service providers	1,723	1,692
Issuance cost related to warrants to investors and service provider	0	533
Depreciation	335	549
Write-off of a production line	0	489
Increase in deferred revenues	7	24
Decrease (increase) in other accounts receivable and prepaid expenses	(649)	158
Increase in inventories	(366)	(234)
Increase (decrease) in trade payables	292	(186)
Decrease in other accounts payable and accrued expenses	102	341
Incremental value to February 2014 Investors that resulted from Exchange Agreement	0	3,124
Change in the fair value of warrants to purchase shares of Common Stock	(571)	(2,194)
Loss from disposal of fixed assets	(8)	0
Net cash used in operating activities	(6,277)	(8,581)
Cash flows from investing activities:
Investment in short-term bank deposits	(282)	(91)
Proceeds of maturities of short-term bank deposit	285	231
Investment in lease deposit, net	(6)	(6)
Purchase of property and equipment	(110)	(563)
Net cash used in investing activities	(113)	(429)
Cash flows from financing activities:
Proceeds from issuance of Common Stocks and warrants, net of issuance cost	7,075	3,754
Proceeds from issuance of Series A Preferred Stock and warrants, net of issuance cost	0	4,096
Proceeds from exercise of options and warrants	533	350
Net cash provided by financing activities	7,608	8,200
Increase (decrease) in cash and cash equivalents	1,218	(810)
Cash and cash equivalents at beginning of year	1,453	2,263
Cash and cash equivalents at end of year	2,671	1,453
Non-cash investing and financing activities:
Purchase of property and equipment	27	308
Classification of liability related to warrants as a result of September 2014 round Replacement Agreement	822	0
Conversion of liability related to warrants to Common stock as a result of 2011-2012 Private Placement round warrants conversion	0	9
Conversion of Series A Preferred Stock to Common stock	400	46
Payment for executives and directors under Salary Program	$ 304	$ 0